UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2016

Date of reporting period: April 30, 2016

Item 1.	Reports to Stockholders.

The Advisors' Inner Circle Fund

ACADIAN

Acadian Emerging Markets Portfolio

Semi-Annual Report

April 30, 2016

Investment Adviser:
Acadian Asset Management LLC

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
APRIL 30, 2016

The Portfolio files their complete schedule of investments of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after period-end. The Portfolio’s Forms N-Q are available on the SEC’s web site at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Portfolio uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-866-AAM-6161; and (ii) on the SEC’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
APRIL 30, 2016 (Unaudited)

Dear Shareholder:

We are pleased to present the semi-annual report for the Acadian Emerging Markets Portfolio (the “Portfolio”). This commentary covers the six months from November 1, 2015 to April 30, 2016, focusing on the Portfolio’s performance and some of the conditions and decisions that impacted returns.

Portfolio Performance Review

For the six months ended April 30, 2016, the Portfolio returned -2.38%, versus -0.01% for the MSCI Emerging Markets Index, a widely followed emerging markets benchmark.

Market Review

Emerging markets as a whole trailed their developed counterparts early in the period. China’s central bank put forth additional easing measures in an effort to support faltering economic activity. In India, meanwhile, declining exports, weakness in the agricultural sector, and lackluster private investment overshadowed positives such as improvement in industrial output and policy measures aimed at boosting economic growth. Finally, countries with significant oil and commodity exports — including Russia, South Africa, and Brazil — lagged as prices for these products slid.

The asset class appeared to turn a corner as the New Year commenced, with a rally beginning in late January. Brazil posted strong gains late in the period, fueled by expectations of a change in political leadership. Conversely, China’s equity market was down as weak economic data, accelerating capital outflows, and further currency depreciation led to a selloff that prompted officials to again introduce measures intended to calm investors — including cash injections and foreign exchange market intervention. Moreover, first-quarter GDP was shown to have expanded by 6.7% year-over-year, the slowest quarterly growth since 2009.

For the period as a whole, emerging markets collectively returned -0.01%. Weaker markets included Greece, China, and Qatar. Among the stronger performers in the asset class were Hungary, Brazil, and Peru.

Portfolio Structure

The Portfolio was invested in a broad range of emerging companies and markets over the period. The investment process considered both bottom-up company attractiveness and top-down country ratings, combined with benchmark-relative risk controls, to determine individual stock positions. The Portfolio was attractively valued relative to the MSCI Emerging Markets Index on important measures such as share price relative to earnings and book value. Significant country overweight positions included Korea, Turkey, Brazil, and India. The Portfolio was generally underweighted relative to the benchmark in China, Russia, Taiwan, and Mexico.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
APRIL 30, 2016 (Unaudited)

Portfolio Performance

The Portfolio underperformed the benchmark for the period. The Portfolio gained value from overweight positions in Peru and Turkey, as well as an underweight position in China. This was more than offset, however, by value lost from stock selection in Brazil and Taiwan, along with a combination of stock selection and an underweight position in Russia.

We continue to view the asset class positively and believe it forms an essential part of global portfolio diversification. Please let us know if we can provide any additional information.

Sincerely,

Brian K. Wolahan

Senior Vice President

This represents the manager’s assessment of the Portfolio and market environment at a specific point in time and should not be relied upon by the reader as research or investment advice.

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares when redeemed may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. For performance data current to the most recent month end, please call 1-866-AAM-6161 or visit our website at www.acadian-asset.com.

Investing involves risk including loss of principal. In addition to the normal risks associated with investing, international investments may involve risk of capital loss from unfavorable fluctuation in currency values, from differences in generally accepted accounting principles or from social, economic or political instability in other nations. Emerging markets involve heightened risks related to the same factors as well as increased volatility and lower trading volume. Diversification does not protect against market loss. Holdings are subject to change.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The MSCI Emerging Markets Index consists of the following 23 emerging market country indexes: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
APRIL 30, 2016 (Unaudited)

SECTOR WEIGHTINGS†

† Percentages based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 96.6%
	Shares	Value

Argentina — 0.6%
Ternium ADR	373,565	$7,624,462

Brazil — 7.9%
Banco do Brasil	1,810,800	11,483,186
BM&F Bovespa SA	754,900	3,757,763
BRF	887,500	12,626,408
CETIP - Mercados Organizados	457,600	5,609,483
Cia de Saneamento Basico do Estado de Sao Paulo	83,000	634,944
Cia de Saneamento de Minas Gerais-COPASA	115,100	717,858
Cia Energetica de Minas Gerais ADR	413,702	810,856
Cosan, Cl A	55,841	300,425
Cosan SA Industria Comercio	94,200	868,801
EDP - Energias do Brasil	1,879,100	6,933,424
Fibria Celulose	1,077,900	9,496,364
JBS	4,620,707	12,185,742
Kroton Educacional	180,800	673,942
Light	496,800	1,497,948
Lojas Renner	254,800	1,529,874
Marfrig Global Foods*	2,055,600	3,837,160

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
APRIL 30, 2016 (Unaudited)

COMMON STOCK — continued
	Shares	Value
Brazil — (continued)
MRV Engenharia e Participacoes	96,800	$338,030
Multiplus	162,000	1,770,613
Nova Embrapar Participacoes*	854	—
Porto Seguro	550,300	4,444,962
Raia Drogasil	640,900	10,346,084
Sao Martinho	41,300	537,137
Seara Alimentos* (A)	911	2
Smiles	380,900	4,434,465
Tim Participacoes ADR	128,997	1,430,577
Tim Participacoes	1,524,100	3,403,384
Ultrapar Participacoes	247,400	5,220,271

		104,889,703

Chile — 0.9%
Enersis Americas ADR	746,534	6,390,331
Enersis Chile ADR*	746,534	4,755,422
Latam Airlines Group ADR*	37,107	266,428

		11,412,181

China — 14.0%
Agricultural Bank of China	43,478,000	15,750,259
Alibaba Group Holding ADR*	17,300	1,331,062
Angang Steel	476,000	225,822
Baidu ADR*	7,654	1,487,172
Bank of China	77,239,000	31,565,139
Bank of Chongqing	332,500	263,191
Bank of Communications	4,211,000	2,665,499
Changyou.com ADR*	26,036	524,105
China Citic Bank	15,177,000	9,548,113
China Communications Services	2,568,000	1,214,991
China Construction Bank	37,588,000	24,180,294
China Finance Online ADR*	31,435	176,665
China Lodging Group ADR	55,346	1,995,777
China Machinery Engineering	302,000	205,956
China Merchants Bank	1,537,500	3,381,473
China Ming Yang Wind Power Group ADR*	159,793	383,503
China Petroleum & Chemical	3,108,000	2,215,736
China Railway Construction	351,500	449,520
China Southern Airlines	10,720,000	6,744,137
China Sports International*	670,000	6,975
China Telecom	38,942,000	19,378,375

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
APRIL 30, 2016 (Unaudited)

COMMON STOCK — continued
	Shares	Value
China — (continued)
Chongqing Rural Commercial Bank	3,122,000	$1,646,145
Dongfeng Motor Group	1,228,000	1,348,807
Future Land Holdings, Cl A	603,239	933,069
Guangdong Electric Power Development, Cl B	443,033	251,305
Guangzhou R&F Properties	232,800	325,930
Huadian Power International	2,700,000	1,388,828
Huaneng Power International	8,152,000	5,853,709
Industrial & Commercial Bank of China	933,000	506,379
Kunlun Energy	1,608,000	1,401,343
NetEase ADR	132,860	18,693,402
New Oriental Education & Technology Group ADR	426,852	16,715,524
People’s Insurance Group of China	4,865,000	1,969,356
PetroChina	2,562,000	1,885,936
Qingling Motors	228,000	74,071
Semiconductor Manufacturing International*	4,278,000	352,966
Shanghai Mechanical and Electrical Industry, Cl B	268,300	614,407
Shenzhen Expressway	446,000	396,731
Shimao Property Holdings	836,000	1,159,659
Sinopec Shanghai Petrochemical	4,950,000	2,437,701
Tencent Holdings	37,500	768,187
TravelSky Technology	484,000	902,247
Weichai Power	264,000	318,560
Weiqiao Textile	891,000	669,666
Xinhua Winshare Publishing and Media	433,000	404,704
XTEP International Holdings	643,000	380,483
Zijin Mining Group	840,000	278,307

		185,371,186

Colombia — 0.1%
Almacenes Exito	52,823	297,058
Avianca Holdings ADR	114,340	664,315
Ecopetrol ADR	51,865	515,538

		1,476,911

Egypt — 0.2%
Commercial International Bank Egypt	419,328	2,128,217
Talaat Moustafa Group	521,702	391,429
Telecom Egypt	282,406	246,987

		2,766,633

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
APRIL 30, 2016 (Unaudited)

COMMON STOCK — continued
	Shares	Value
Greece — 0.0%
Hellenic Telecommunications Organization	33,461	$323,364
Motor Oil Hellas Corinth Refineries	25,046	285,234

		608,598

Hong Kong — 5.2%
Belle International Holdings	1,908,000	1,170,839
China Aoyuan Property Group	1,459,000	289,659
China Foods*	902,000	332,571
China High Speed Transmission Equipment Group	319,000	247,982
China Lesso Group Holdings	3,091,000	1,705,511
China Lilang	31,000	19,862
China Mobile	2,742,500	31,448,823
China Resources Land	474,000	1,170,808
China Unicom Hong Kong	12,566,000	14,838,990
CITIC	655,000	959,249
Future Land Development Holdings	1,724,000	246,702
Geely Automobile Holdings	13,925,000	6,947,331
GOME Electrical Appliances Holding	502,000	64,717
HL Technology Group*	162,000	43,440
Longfor Properties	1,781,000	2,507,254
Nine Dragons Paper Holdings	349,000	251,506
Real Nutriceutical Group	885,000	101,542
Skyworth Digital Holdings	4,950,000	3,241,759
Tianneng Power International	2,886,000	2,369,996
Tonly Electronics Holdings	9,000	4,177
Uni-President China Holdings	814,000	759,757
Universal Health International Group Holding	794,000	71,652

		68,794,127

India — 10.4%
Amtek Auto*	676,330	407,348
Apollo Tyres	2,552,288	6,162,354
Aurobindo Pharma	1,513,398	17,339,165
Bharat Petroleum	1,270,556	18,733,661
Britannia Industries	96,004	4,143,239
Ceat	162,677	2,694,361
Chennai Petroleum*	139,387	449,178
Dishman Pharmaceuticals & Chemicals	85,471	437,084
Geometric	101,511	323,678
Gujarat State Fertilizers & Chemicals	515,989	578,377
HCL Technologies	1,401,532	15,853,603

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
APRIL 30, 2016 (Unaudited)

COMMON STOCK — continued
	Shares	Value
India — (continued)
Hexaware Technologies	591,538	$2,151,047
Himatsingka Seide	138,814	490,338
Hindustan Petroleum	1,133,997	14,254,033
Housing Development & Infrastructure*	515,398	669,015
Indian Oil	1,302,357	8,506,651
Indraprastha Gas	189,529	1,638,127
ITC	576,488	2,824,209
JK Tyre & Industries	596,820	756,710
Jubilant Life Sciences	66,589	400,909
Mindtree	158,782	1,624,924
MRF	15,393	7,841,019
NCC	4,436	5,223
Nilkamal	30,379	562,261
Petronet LNG	266,868	1,060,351
Sasken Communications Technologies	76,232	392,480
Tata Chemicals	67,380	412,021
Tata Consultancy Services	239,446	9,152,953
Tata Elxsi	108,901	3,134,865
Tata Motors	1,414,189	8,706,227
Tata Steel	65,880	348,718
Torrent Power	71,369	252,584
Uflex	63,461	169,488
UPL	211,997	1,719,180
Welspun India*	924,060	1,392,429
WNS Holdings ADR*	69,980	2,217,666

		137,805,476

Indonesia — 2.0%
Adaro Energy	2,942,400	162,872
Bank Negara Indonesia Persero	10,168,800	3,535,331
Bank Tabungan Negara Persero	6,633,600	885,285
Darma Henwa*	6,998,260	26,533
Gudang Garam	276,400	1,451,372
Indofood Sukses Makmur	1,983,600	1,071,667
Matahari Department Store	765,300	1,102,571
Telekomunikasi Indonesia ADR	99,890	5,331,129
Telekomunikasi Indonesia Persero	39,309,300	10,581,439
Unilever Indonesia	124,300	401,279
United Tractors	1,119,700	1,273,544

		25,823,022

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
APRIL 30, 2016 (Unaudited)

COMMON STOCK — continued
	Shares	Value
Malaysia — 2.7%
British American Tobacco Malaysia	22,400	$263,077
JCY International	818,000	138,200
KSL Holdings	377,300	120,728
Land & General	36,465	3,174
Petronas Dagangan	201,200	1,227,853
Sunway Construction Group	1,313,300	544,617
Supermax	338,100	225,025
Tenaga Nasional	8,483,300	31,183,972
Top Glove	1,311,800	1,665,565
Unisem M	569,500	322,180
YTL	1,111,700	443,940

		36,138,331

Mexico — 2.2%
Alfa, Cl A	570,926	1,073,847
Alpek, Cl A	789,784	1,323,449
Axtel*	762,000	339,264
Bio Pappel*	15,115	19,486
Controladora Vuela Cia de Aviacion ADR*	100,694	2,102,491
Gruma, Cl B	649,232	9,463,395
Grupo Aeroportuario del Pacifico, Cl B	624,141	5,893,273
Grupo Financiero Banorte, Cl O	465,258	2,645,304
Grupo Financiero Inbursa, Cl O	150,810	295,578
Industrias Bachoco	67,218	281,692
OHL Mexico*	1,803,469	2,963,389
Wal-Mart de Mexico	879,015	2,172,420

		28,573,588

Peru — 1.5%
Credicorp	138,042	20,074,068

Philippines — 0.3%
Cebu Air	43,690	82,931
First Gen	2,004,500	865,713
Globe Telecom	49,525	2,317,416
Vista Land & Lifescapes	102,800	10,524

		3,276,584

Poland — 2.4%
Asseco Poland	32,968	500,097
Eurocash	407,688	5,821,139

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
APRIL 30, 2016 (Unaudited)

COMMON STOCK — continued
	Shares	Value
Poland — (continued)
PGE Polska Grupa Energetyczna	601,318	$2,076,362
Polski Koncern Naftowy ORLEN	1,057,155	19,041,226
Polskie Gornictwo Naftowe i Gazownictwo	1,879,540	2,501,490
Tauron Polska Energia	2,327,921	1,805,276

		31,745,590

Qatar — 0.5%
Barwa Real Estate	672,906	6,248,585
Ooredoo QSC	26,239	661,039
United Development QSC	50,408	267,142

		7,176,766

Russia — 0.2%
Rosneft OAO GDR	60,826	332,110
Sberbank of Russia PJSC ADR	55,243	442,828
Sistema GDR	222,295	1,633,868

		2,408,806

South Africa — 6.7%
Anglo American Platinum*	10,788	311,608
Brait*	305,309	3,413,782
Clicks Group	49,136	358,875
FirstRand	6,622,312	21,283,137
Gold Fields ADR	1,446,326	6,797,732
Harmony Gold Mining ADR	832,437	3,046,719
Harmony Gold Mining	87,163	308,295
Impala Platinum Holdings*	8,121	33,659
Investec	34,502	266,098
JSE	29,471	341,617
Liberty Holdings	254,071	2,496,938
MMI Holdings	2,796,214	4,649,471
Peregrine Holdings	133,875	280,723
Reinet Investments	120,467	273,003
Reunert	135,618	681,555
Sanlam	1,237,229	5,997,001
Sappi*	297,263	1,288,430
Sasol	458,614	14,961,475
Sibanye Gold	745,490	2,806,994
SPAR Group	81,254	1,214,365
Standard Bank Group	355,722	3,191,571
Steinhoff International Holdings	1,929,174	12,055,940

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
APRIL 30, 2016 (Unaudited)

COMMON STOCK — continued
	Shares	Value
South Africa — (continued)
Telkom	660,239	$2,628,851

		88,687,839

South Korea — 20.1%
AMOREPACIFIC Group	3,830	564,718
AtlasBX	58,104	2,554,863
BGF Retail	3,452	563,518
BNK Financial Group	3	25
CJ	89,261	16,764,836
CJ Hellovision	33,523	361,886
CKH Food & Health*	80,755	203,766
Coway	4,460	385,954
Dongwon Development	81,660	310,328
Dongyang E&P	15,443	203,304
Ecoplastic	228,571	666,013
e-LITECOM	17,423	207,963
GS Holdings	17,537	851,146
Hana Financial Group	544,880	12,266,256
Hanwha	283,370	9,400,900
Hanwha Chemical	27,843	614,579
Hite Holdings	14,760	200,790
Husteel	22,760	318,608
Hyosung	6,683	718,508
Hyundai Hy Communications & Network	15,910	51,665
Hyundai Steel	9,379	517,763
Interpark Holdings	46,080	356,297
INTOPS	8,242	151,183
KB Insurance	20,253	551,029
Kia Motors	486,365	20,446,624
Korea District Heating	2,802	173,619
Korea Electric Power	385,710	20,920,553
Korea Petrochemical Industries	2,321	479,722
KT	437,709	11,736,010
KT&G	8,194	884,555
Kwangju Bank	73,625	580,910
LG Chemical	9,225	2,404,621
LG Display	658,339	13,809,287
LG Electronics	79,479	4,059,749
LG Uplus	143,340	1,408,994
Lotte Chemical	9,742	2,500,908
NS Shopping*	1,916	252,238

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
APRIL 30, 2016 (Unaudited)

COMMON STOCK — continued
	Shares	Value
South Korea — (continued)
Samsung Electronics	70,736	$77,291,838
Samsung Life Insurance	26,087	2,507,045
Seoyon	89,170	966,517
Seoyon E-Hwa	119,199	1,600,619
SK Holdings	53,939	10,604,122
SK Hynix	778,039	19,222,220
SK Innovation	28,587	3,888,876
SK Telecom	43,628	7,887,808
S-Oil	24,895	1,903,067
Sungwoo Hitech	2,196	17,943
Tongyang Life Insurance	33,896	315,339
Woori Bank	1,111,627	10,244,061
Youngone Holdings	12,045	679,738

		265,572,881

Taiwan — 9.1%
Accton Technology	450,000	422,054
AU Optronics	11,198,000	3,263,610
BES Engineering	1,119,000	208,861
Cheng Loong	1,863,680	667,395
Coretronic	386,250	351,485
Darwin Precisions	586,000	219,843
Elite Advanced Laser	58,200	279,695
Elitegroup Computer Systems	300,926	184,737
Formosa Chemicals & Fibre	898,000	2,294,211
Formosa Petrochemical	877,000	2,493,439
Fubon Financial Holding	11,543,520	14,047,783
Global Brands Manufacture	389,643	88,311
Global Lighting Technologies	171,000	307,506
Hon Hai Precision Industry	12,184,147	29,125,902
Innolux	24,709,640	7,661,191
Inventec	5,368,851	3,553,932
Mercuries & Associates Holding	82,138	47,623
Micro-Star International	234,000	373,640
Pegatron	6,451,343	13,661,573
Pou Chen	7,507,270	9,473,410
Powertech Technology	1,199,000	2,431,234
Shinkong Synthetic Fibers	649,000	172,045
Star Comgistic Capital	342,000	137,318
Taishin Financial Holding	3,088,807	1,168,370
Taiwan Business Bank*	1,265,242	326,383

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
APRIL 30, 2016 (Unaudited)

COMMON STOCK — continued
	Shares	Value
Taiwan — (continued)
Taiwan Land Development	816,200	$272,041
Taiwan PCB Techvest	294,000	284,857
Taiwan Semiconductor	454,000	547,565
Taiwan Semiconductor Manufacturing ADR	460,456	10,862,157
Taiwan Surface Mounting Technology	647,829	539,305
Taiwan Union Technology	395,000	351,487
TOPBI International Holdings	108,000	398,474
United Microelectronics	25,149,000	9,356,897
Win Semiconductors	651,361	1,231,917
Winbond Electronics*	13,969,000	3,629,437
Yuanta Financial Holding	2	1

		120,435,689

Thailand — 4.2%
Asia Aviation	1,381,800	229,443
Bangchak Petroleum NVDR	2,847,900	2,527,481
Bangkok Bank	665,900	3,126,470
Bangkok Bank NVDR	420,400	1,973,822
Delta Electronics Thailand NVDR	169,700	349,797
Indorama Ventures	575,000	469,152
IRPC	11,804,100	1,723,473
Krung Thai Bank	5,257,400	2,633,968
Krung Thai Bank NVDR	10,352,900	5,186,824
PTG Energy	1,216,000	518,706
PTT Exploration & Production NVDR	380,100	818,853
PTT Global Chemical NVDR	4,904,800	8,776,124
PTT NVDR	1,519,100	13,220,910
Regional Container Line NVDR	839,700	152,651
Siam Cement	32,850	458,941
Srithai Superware NVDR	2,235,400	134,393
Syntec Construction	4,029,200	336,824
Thai Airways International NVDR	759,800	315,405
Thai Oil NVDR	1,065,700	2,013,633
Thai Union Group	1,144,400	678,187
Thanachart Capital	3,005,900	2,990,410
Thanachart Capital NVDR	2,550,300	2,537,158
Tipco Asphalt	4,257,200	2,998,200
Tisco Financial Group NVDR	273,600	340,727
TMB Bank NVDR	17,278,300	1,127,813
Vanachai Group	1,043,600	391,387

		56,030,752

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
APRIL 30, 2016 (Unaudited)

COMMON STOCK — continued
	Shares	Value
Turkey — 5.2%
Aksa Akrilik Kimya Sanayii	277,387	$966,592
Alarko Gayrimenkul Yatirim Ortakligi‡	66,476	890,940
Arcelik	43,402	291,467
Eregli Demir ve Celik Fabrikalari	7,209,954	12,033,769
Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim*	302,419	148,075
Koza Anadolu Metal Madencilik Isletmeleri*	834,501	417,549
Petkim Petrokimya Holding	604,873	888,502
Pinar Entegre Et ve Un Sanayi	5,162	22,637
Trakya Cam Sanayii	1,139,484	871,514
Turk Hava Yollari*	4,118,616	10,156,701
Turk Sise ve Cam Fabrikalari	5,693,549	7,956,317
Turkiye Halk Bankasi	402,476	1,546,325
Turkiye Is Bankasi, Cl C	5,266,492	9,241,771
Turkiye Petrol Rafinerileri	248,712	6,564,468
Turkiye Vakiflar Bankasi TAO, Cl D	7,272,104	12,839,240
Vestel Beyaz Esya Sanayi ve Ticaret	94,879	437,094
Vestel Elektronik Sanayi ve Ticaret*	972,347	2,516,009
Yapi ve Kredi Bankasi	450,286	688,786

		68,477,756

United Arab Emirates — 0.2%
Abu Dhabi Commercial Bank	692,966	1,245,222
Aldar Properties PJSC	616,795	456,773
Emaar Properties PJSC	311,940	576,530

		2,278,525

TOTAL COMMON STOCK (Cost $1,272,414,545)		1,277,449,474

PREFERRED STOCK — 2.2%
Brazil — 2.2%
Banco Bradesco	475,134	3,587,768
Banco do Estado do Rio Grande do Sul	81,500	203,557
Braskem, Ser A	947,210	6,777,884
Centrais Eletricas Brasileiras, Cl A	32,900	123,115
Cia de Transmissao de Energia Eletrica Paulista	60,100	991,866
Cia Energetica de Minas Gerais	3,127,116	6,210,134
Cia Energetica de Sao Paulo*	406,100	1,689,697
Cia Paranaense de Energia, Ser B	303,800	2,502,480
Eletropaulo Metropolitana Eletricidade de Sao Paulo, Cl B	92,100	229,765
Gerdau	410,400	936,728

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
APRIL 30, 2016 (Unaudited)

PREFERRED STOCK — continued
	Shares/ Number of Warrants	Value
Brazil — (continued)
Metalurgica Gerdau, Cl A	858,000	$720,977
San Carlos Empreendimentos e Participacoes* (A)	455	—
Suzano Papel e Celulose, Cl A	371,200	1,421,445
Telefonica Brasil	235,200	2,902,344
Vale, Cl A	226,200	1,037,195

TOTAL PREFERRED STOCK (Cost $61,642,888)		29,334,955

WARRANT — 0.0%
Thailand — 0.0%
Jasmine International, Expires 12/31/20*	1	—

TOTAL WARRANT (Cost $—)		—

SHORT-TERM INVESTMENT — 0.5%
Union Bank, N.A. Diversified Money Market Fund, Fiduciary Shares, 0.020% (B) (Cost $6,043,624)	6,043,624	6,043,624

TOTAL INVESTMENTS — 99.3% (Cost $1,340,101,057)		$1,312,828,053

Percentages are based on Net Assets of $1,322,020,251.

*	Non-income producing security.

‡	Real Estate Investment Trust

(A)	Securities are fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of April 30, 2016 was $2 and represented 0.0% of Net Assets.

(B)	The rate reported is the 7-day effective yield as of April 30, 2016.

ADR —	American Depositary Receipt

Cl —	Class

GDR —	Global Depositary Receipt

NVDR —	Non-Voting Depositary Receipt

PJSC —	Public Joint Stock Company

Ser —	Series

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
APRIL 30, 2016 (Unaudited)

The summary of inputs used to value the Portfolio’s net assets as of April 30, 2016 was as follows:

Investments in Securities	Level 1	Level 2		Level 3†		Total
Common Stock
Argentina	$7,624,462	$—		$—		$7,624,462
Brazil	104,889,701	—		2		104,889,703
Chile	11,412,181	—		—		11,412,181
China	185,371,186	—		—		185,371,186
Colombia	1,476,911	—		—		1,476,911
Egypt	—	2,766,633		—		2,766,633
Greece	—	608,598		—		608,598
Hong Kong	68,794,127	—		—		68,794,127
India	137,805,476	—		—		137,805,476
Indonesia	25,823,022	—		—		25,823,022
Malaysia	36,138,331	—		—		36,138,331
Mexico	28,573,588	—		—		28,573,588
Peru	20,074,068	—		—		20,074,068
Philippines	3,276,584	—		—		3,276,584
Poland	31,745,590	—		—		31,745,590
Qatar	7,176,766	—		—		7,176,766
Russia	2,408,806	—		—		2,408,806
South Africa	88,687,839	—		—		88,687,839
South Korea	265,572,881	—		—		265,572,881
Taiwan	120,435,689	—		—		120,435,689
Thailand	56,030,752	—		—		56,030,752
Turkey	68,477,756	—		—		68,477,756
United Arab Emirates	1,701,995	576,530		—		2,278,525

Total Common Stock	1,273,497,711	3,951,761		2		1,277,449,474
Preferred Stock Brazil	29,334,955	—		—	^	29,334,955

Total Preferred Stock	29,334,955	—		—		29,334,955
Warrant	—	—	^	—		—
Short-Term Investment	6,043,624	—		—		6,043,624

Total Investments in Securities	$1,308,876,290	$3,951,761		$2		$1,312,828,053

†	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Portfolio has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

^	Represents security in which the fair value is $0 or has been rounded to $0.

Changes in the classifications between Levels 1 and 2 occurred throughout the year when foreign equity securities were fair valued using other observable market based inputs provided by MarkIt in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment was principally traded. As of April 30, 2016, securities with a total value $3,951,761 were classified as Level 2 due to the application of the fair value provided by MarkIt. There were no other significant transfers between Level 1 and 2 assets for the six months ended April 30, 2016. All other transfers were considered to have occurred as of the end of the year.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
APRIL 30, 2016 (Unaudited)

For the six months ended April 30, 2016, there were transfers between Level 1 and Level 3 assets and liabilities. Changes in the classifications between Levels 1 and 3 are due to the availability of observable inputs to determine fair value. For the six months ended April 30, 2016, securities with a total market value of $427,765 were transferred between Level 1 and Level 3. Transfers, if any, between levels are considered to have occurred as of the end of the year.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
APRIL 30, 2016 (Unaudited)

STATEMENT OF ASSETS AND LIABILITIES
Assets
Investments, at Value (Cost $1,340,101,057)	$1,312,828,053
Foreign Currency, at Value (Cost $8,818,724)	8,905,738
Dividends and Interest Receivable	2,412,953
Receivable for Capital Shares Sold	1,848,949
Reclaim Receivable	75,169
Prepaid Expenses	33,677

Total Assets	1,326,104,539

Liabilities
Payable for Capital Shares Redeemed	1,206,766
Payable to Adviser	1,083,473
Accrued Foreign Capital Gains Tax on Appreciated Securities	423,301
Payable due to Administrator	80,224
Payable due to Trustees	5,447
Chief Compliance Officer Fees Payable	1,636
Accrued Expenses	1,283,441

Total Liabilities	4,084,288

Net Assets	$1,322,020,251

Net Assets Consist of:
Paid-in Capital	$1,572,428,294
Undistributed Net Investment Income	1,451,852
Accumulated Net Realized Loss on Investments and Foreign Currency Transactions	(224,251,500)
Net Unrealized Depreciation on Investments	(27,273,004)
Net Unrealized Appreciation on Foreign Currencies and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	87,910
Accumulated Foreign Capital Gains Tax on Appreciated Securities	(423,301)

Net Assets	$1,322,020,251

Institutional Class Shares:
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	85,048,133
Net Asset Value, Redemption and Offering Price Per Share*	$15.54

* Redemption price per share may vary depending upon the length of time shares are held.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERING
MARKETS PORTFOLIO
FOR THE SIX MONTHS ENDED APRIL 30, 2016 (Unaudited)

STATEMENT OF OPERATIONS
Investment Income:
Dividends	$16,241,966
Interest	3,096
Less: Foreign Taxes Withheld	(1,769,895)

Total Income	14,475,167

Expenses:
Investment Advisory Fees	6,791,053
Shareholder Servicing Fees	2,471,736
Administration Fees	495,620
Trustees’ Fees	8,172
Chief Compliance Officer Fees	3,021
Custodian Fees	552,664
Printing Fees	153,224
Transfer Agent Fees	96,543
Interest Expense	79,397
Legal Fees	27,059
Filing and Registration Fees	26,891
Audit Fees	11,086
Other Expenses	32,519

Total Expenses	10,748,985

Less:
Fees Paid Indirectly — (See Note 5)	(295)

Net Expenses	10,748,690

Net Investment Income	3,726,477

Net Realized Loss on:
Investments	(81,782,471)
Foreign Currency Transactions	(476,480)

Net Realized Loss	(82,258,951)

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	19,287,084
Foreign Capital Gains Tax on Appreciated Securities	139,367
Foreign Currencies and Translation of other Assets and Liabilities Denominated in Foreign Currencies	377,103

Net Change in Unrealized Appreciation	19,803,554

Net Realized and Unrealized Loss	(62,455,397)

Net Decrease in Net Assets Resulting from Operations	$(58,728,920)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
Operations:
Net Investment Income	$3,726,477	$18,827,736
Net Realized Loss on Investments and Foreign Currency Transactions	(82,258,951)	(62,722,286)
Net Change in Unrealized Appreciation (Depreciation) on Investments, Foreign Capital Gains Tax on Appreciated Securities, and Foreign Currencies and Translation of other Assets and Liabilities Denominated in Foreign Currencies	19,803,554	(243,384,241)

Net Decrease in Net Assets Resulting from Operations	(58,728,920)	(287,278,791)

Dividends and Distributions:
Net Investment Income	(18,165,966)	(19,763,239)

Total Dividends and Distributions	(18,165,966)	(19,763,239)

Capital Share Transactions:
Issued	329,518,662	849,328,505
Reinvestment of Distributions	16,874,296	17,781,099
Redemption Fees — (See Note 2)	31,170	70,621
Redeemed	(535,081,749)	(660,576,832)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	(188,657,621)	206,603,393

Total Decrease in Net Assets	(265,552,507)	(100,438,637)

Net Assets:
Beginning of Period	1,587,572,758	1,688,011,395

End of Period (including Undistributed Net Investment Income of $1,451,852 and $15,891,341, respectively)	$1,322,020,251	$1,587,572,758

Share Transactions:
Issued	22,371,811	49,201,059
Reinvestment of Distributions	1,130,985	973,773
Redeemed	(36,937,900)	(39,150,619)

Net Increase (Decrease) in Shares Outstanding from Share Transactions	(13,435,104)	11,024,213

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO

FINANCIAL HIGHLIGHTS
	Selected Per Share Data & Ratios For a Share Outstanding Throughout Each Period
	Six Months Ended April 30, 2016 (Unaudited)		Years Ended October 31,
			2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$16.12		$19.30	$19.15	$18.02	$17.56	$19.45

Income from Operations:
Net Investment Income*	0.04		0.20	0.27	0.25	0.36	0.35
Net Realized and Unrealized Gain (Loss)	(0.43)		(3.17)	0.09	1.20	0.43	(2.06)

Total from Operations	(0.39)		(2.97)	0.36	1.45	0.79	(1.71)

Redemption Fees	0.00	^	0.00 ^	0.00 ^	0.00 ^	0.00 ^	0.00 ^

Dividends and Distributions from:
Net Investment Income	(0.19)		(0.21)	(0.21)	(0.32)	(0.33)	(0.18)

Net Asset Value, End of Period	$15.54		$16.12	$19.30	$19.15	$18.02	$17.56

Total Return†	(2.38	)%***	(15.51)%	1.95%	8.05%	4.74%	(8.89)%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$1,322,020		$1,587,573	$1,688,011	$1,346,635	$820,947	$922,389
Ratio of Expenses to Average Net Assets(1)	1.58%	**	1.51%	1.50%	1.48%	1.31%	1.29%
Ratio of Net Investment Income to Average Net Assets	0.55%	**	1.10%	1.41%	1.35%	2.04%	1.78%
Portfolio Turnover Rate	8%	***	32%	37%	45%	44%	49%

*	Per share amounts for the period are based on average outstanding shares.

**	Annualized.

***	Not annualized.

^	Amount was less than $0.01 per share.

†	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

(1)	The Ratio of Expenses to Average Net Assets excludes the effect of fees paid indirectly. If these expense offsets were included, the ratio would have been the same as the ratio reported.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
APRIL 30, 2016

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Organization:

The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with 56 funds. The financial statements herein are those of the Acadian Emerging Markets Portfolio (“Portfolio”). The investment objective of the Portfolio is to seek long-term capital appreciation by investing primarily in common stocks of emerging country issuers. The financial statements of the remaining funds are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Portfolio.

Use of Estimates — The Portfolio is an investment company in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Therefore, the Portfolio follows the accounting and reporting guidance for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reported period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
APRIL 30, 2016

reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from our primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Trusts’ Fair Value Procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Portfolio’s Board of Trustees (the “Board”). The Portfolio’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Portfolio calculates its net asset values. The closing prices of such securities may no longer reflect their market value at the

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
APRIL 30, 2016

time the Portfolio calculates its net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Emerging Markets Portfolio calculates its net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If Acadian Asset Management LLC (the “Adviser”) of the Portfolio becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Portfolio calculates its net asset value, it may request that a Committee meeting be called. As of April 30, 2016, the total market value of securities in the Portfolio, valued in accordance with fair value procedures, was $2 or 0.00% of net assets.

The Portfolio uses MarkIt Fair Value (“MarkIt”) as a third party fair valuation vendor. MarkIt provides a fair value for foreign securities in the Portfolio based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by MarkIt in the event that there is a movement in the U.S. markets that exceeds a specific threshold established by the Committee. The Committee establishes a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Portfolio values its non-U.S. securities that exceed the applicable “confidence interval” based upon the fair values provided by MarkIt. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by MarkIt are not reliable, the Adviser contacts SEI Investments Global Fund Services (the “Administrator”) and may request that a meeting of the Committee be held.

If a local market in which the Portfolio own securities is closed for one or more days, the Portfolio shall value all securities held in that corresponding currency based on the fair value prices provided by MarkIt using the predetermined confidence interval discussed above.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Portfolio discloses fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
APRIL 30, 2016

liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Portfolio has the ability to access at the measurement date;

•

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the six months ended April 30, 2016, there have been no significant changes to the Portfolio’s fair value methodologies.

For details of the investment classification, refer to the Schedules of Investments for the Portfolio.

Federal Income Taxes — It is the Portfolio’s intention to continue to qualify as regulated investment companies for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended and by distributing to shareholders all of their net investment income and realized gains. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Portfolio evaluates tax positions taken or expected to be taken in the course of preparing the Portfolio’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
APRIL 30, 2016

position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Portfolio did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 open tax year ends and current tax year, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six months ended April 30, 2016, the Portfolio did not have a liability for any unrecognized tax benefits. The Portfolio recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the six months ended April 30, 2016, the Portfolio did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains or losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Portfolio is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Interest income is recognized on an accrual basis from settlement date. Discounts and premiums on securities purchased are accreted and amortized using the scientific interest method, which approximates the effective interest method.

Foreign Currency Translation — The books and records of the Portfolio are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Portfolio does not isolate that portion of realized or unrealized gains and losses resulting from changes in foreign exchange rates from fluctuations arising from changes in the market prices of securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent amounts actually received or paid.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
APRIL 30, 2016

Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts to protect the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the current forward rate and the change in market value is recorded by the Portfolio as unrealized gain or loss. The Portfolio recognizes realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Any realized or unrealized gains/(loss) during the period are presented on the Statement of Operations. Risks may arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts at the date of default. As of April 30, 2016, the Portfolio had no open forward foreign currency contracts.

Expenses — Most expenses of the Trust can be directly attributed to a particular portfolio. Expenses that cannot be directly attributed to a particular portfolio are apportioned among the portfolios of the Trust based on the number of portfolios and/or relative net assets.

Dividends and Distributions to Shareholders — The Portfolio distributes substantially all of their net investment income, if any, annually. Any net realized capital gains will be distributed at least annually. All distributions are recorded on ex-dividend date.

Redemption Fees — The Portfolio retains a redemption fee of 2.00% on redemptions of capital shares held for less than 90 days. The redemption fee is recorded as an increase to paid-in capital. The redemption fees retained by the Portfolio are reported on the Statements of Changes in Net Assets.

3. Transactions with Affiliates:

Certain officers of the Trust are also officers of the Administrator and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the CCO as described below, for serving as officers of the Trust.

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, who are employees of the Administrator, are paid for by the Trust as incurred.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
APRIL 30, 2016

The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4. Administrative Services, Distribution Agreements, Shareholder Servicing, and Custodian Agreement:

The Portfolio and the Administrator are parties to an Administration Agreement, under which the Administrator provides administrative services to the Portfolio. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Portfolio. For the six months ended April 30, 2016, the Portfolio paid $495,620 for these services.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

Certain brokers, dealers, banks, trust companies and other financial representatives received compensation from the Portfolio for providing a variety of services, including record keeping and transaction processing. Such fees were based on the assets of the Portfolio that were serviced by the financial representative. Such fees are paid by the Portfolio to the extent that the number of accounts serviced by the financial representative multiplied by the account fee charged by the Portfolio’s transfer agent would not exceed the amount that would have been charged had the accounts serviced by the financial representative been registered directly through the transfer agent. All fees in excess of this amount are paid by the Adviser, an affiliate of Old Mutual (US) Holdings, Inc. These fees are disclosed on the Statements of Operations as Shareholder Servicing Fees.

DST Systems, Inc. (the “Transfer Agent”) serves as the transfer agent and dividend disbursing agent for the Portfolio under a transfer agency agreement.

For the six months ended April 30, 2016, the Portfolio earned cash management credits of $295, which were used to offset transfer agent expenses. This amount is labeled as “Fees Paid Indirectly” on the Statement of Operations.

MUFG Union Bank, N.A. serves as custodian (the “Custodian”) for the Portfolio. The Custodian plays no role in determining the investment policies of the Portfolio or which securities are to be purchased or sold by the Portfolio.

5. Investment Advisory Agreement:

Under the terms of the investment advisory agreement the Adviser provides investment advisory services to the Portfolio at a fee calculated at an annual rate of 1.00% of the Portfolio’s average daily net assets.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
APRIL 30, 2016

The Adviser has voluntarily agreed to reduce fees and reimburse expenses to the extent necessary to keep the Portfolio’s total annual operating expenses from exceeding 2.50% of the Portfolio’s average daily net assets. The Adviser intends to continue these voluntary fee reductions and expense limitations until further notice, but may discontinue all or part of these fee reductions or expense reimbursements at any time.

6. Investment Transactions:

For the six months ended April 30, 2016, the Portfolio made purchases of $112,446,409 and sales of $325,281,570 of investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

7. Line of Credit:

The Portfolio entered into an agreement which enables them to participate in a $25 million unsecured committed revolving line of credit with MUFG Union Bank N.A., which is set to expire April 14, 2017. The proceeds from the borrowings shall be used to finance the Portfolio’s short term general working capital requirements, including the funding of shareholder redemptions. Interest is charged to the Portfolio based on their borrowings at the current reference rate. For the six months ended April 30, 2016, the Portfolio had average borrowings of $10,496,594 over a period of 82 days at a weighted average interest rate of 3.451%. Interest accrued on the borrowings during the six months was $79,397. As of April 30, 2016, the Portfolio had no borrowings outstanding.

8. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP.

The tax character of dividends and distributions declared during the last two fiscal years were as follows:

	Ordinary Income	Long-Term Capital Gain	Return of Capital	Total
2015	$19,763,239	$—	$—	$19,763,239
2014	15,457,764	—	—	15,457,764

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
APRIL 30, 2016

As of October 31, 2015, the components of Distributable Earnings/(Accumulated Losses) on a tax basis were as follows:

Undistributed Ordinary Income	$16,725,820
Capital Loss Carryforwards	(141,103,242)
Net Unrealized Depreciation	(49,125,333)
Other Temporary Differences	(10,402)

Total Accumulated Losses	$(173,513,157)

For Federal income tax purposes, capital losses incurred may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, the Portfolio is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The capital loss carryforwards are noted below:

Pre- Enactment	Post Enactment
Expires 10/31/17	Short-Term Loss	Long-Term Loss	Total Capital Loss Carryforwards
$27,553,569	$92,429,707	$21,119,966	$141,103,242

During the year ended October 31, 2015 the Portfolio and did not utilize capital loss carryforwards to offset capital gains.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, held by the Portfolio at April 30, 2016, were as follows:

Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$1,340,101,057	$178,888,581	$(206,161,585)	$(27,273,004)

9. Concentration of Risk:

When the Portfolio invests in foreign securities, they will be subject to risks not typically associated with domestic securities. Although ADRs and GDRs are

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
APRIL 30, 2016

alternatives to directly purchasing the underlying foreign securities in their national markets and currencies, they are also subject to many of the risks associated with investing directly in foreign securities. Foreign investments, especially investments in emerging markets, can be riskier and more volatile than investments in the United States. Adverse political and economic developments or changes in the value of foreign currency can make it more difficult for the Portfolio to sell their securities and could impact their net asset value. Differences in tax and accounting standards and difficulties in obtaining information about foreign companies can negatively affect investment decisions. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed.

The Portfolio may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on either income or gains realized and unrealized or repatriated. The Portfolio accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned/recognized.

At April 30, 2016, the net assets of the Portfolio were substantially comprised of foreign denominated securities and/or currency. Changes in currency exchange rates will affect the value of and investment income from such securities and currency.

10. Other:

As of April 30, 2016, 73% of the Portfolio’s total shares outstanding were held by three record shareholders. These shareholders were comprised of omnibus accounts that were held on behalf of various shareholders.

In the normal course of business, the Portfolio enters into contracts that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be established; however, based on experience, the risk of loss from such potential claims is considered remote.

11. Loans of Fund Securities:

The Portfolio may lend fund securities having a market value up to one-third of the Portfolio’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments. It’s the Portfolio’s policy to obtain additional collateral from or

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
APRIL 30, 2016

return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Portfolio if and to the extent the market value of the securities loans were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Portfolio could also experience delays and costs in gaining access to the collateral. The Portfolio bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

During the six months and as of April 30, 2016, there were no securities on loan.

12. Subsequent Events:

The Portfolio has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
APRIL 30, 2016

DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for Portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns. Operating expenses such as these are deducted from a mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of a mutual fund’s average net assets; this percentage is known as a mutual fund’s expense ratio. The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (November 1, 2015 to April 30, 2016). The table below illustrates your Portfolio’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses that your Portfolio incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Portfolio, and the “Ending Account Value” number is derived from deducting that expense cost from the Portfolio’s/Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Portfolio, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Portfolio’s costs with those of other mutual funds. It assumes that the Portfolio had an annual 5% return before expenses during the period, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Portfolio’s comparative cost by comparing the hypothetical result for your Portfolio in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
APRIL 30, 2016

NOTE: Because the return is set at 5% for comparison purposes — NOT your Portfolio’s actual return — the account values shown do not apply to your specific investment.

	Beginning Account Value 11/01/15	Ending Account Value 04/30/16	Annualized Expense Ratios	Expenses Paid During Period*
Acadian Emerging Markets Portfolio
Actual Portfolio Return	$1,000.00	$976.20	1.58%	$7.76
Hypothetical 5% Return	1,000.00	1,017.01	1.58	7.92

*	Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366.

Acadian Funds

P.O. Box 219009

Kansas City, MO 64121

1-866-AAM-6161

Adviser:

Acadian Asset Management LLC

260 Franklin Street

Boston, MA 02110

Distributor:

SEI Investments Distribution Co.

1 Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

1 Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

ACA-SA-002-0800

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 7, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 7, 2016

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors,
Treasurer, Controller & CFO

Date: July 7, 2016